Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Registrant Name	Tamboran Resources Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42149
Entity Tax Identification Number	93-4111196
Entity Address, Address Line One	Suite 01, Level 39, Tower One,
Entity Address, Address Line Two	International Towers
Entity Address, City or Town	Sydney
Entity Address, Address Line Three	100 Barangaroo Avenue
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
City Area Code	61
Local Phone Number	2 8330 6626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001997652